Commitment and Contingencies (Details) - Schedule of total lease payment	Dec. 31, 2020 USD ($)
Schedule of total lease payment [Abstract]
2021	$ 2,128
2022	3,255
2023	272
2024
2025
Thereafter
Total lease payments	5,655
Less: Imputed interest	(570)
Total future minimum lease obligations (lease liability)	$ 5,085